FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2017 and 2019. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are DNB Bank, Nordea Bank Finland Plc, ABN AMRO Bank N.V., BNP Paribas, NIBC Bank N.V., Scotiabank Europe Plc, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Merrill Lynch, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2014	2013
Designated derivative instruments -short-term liabilities:
Interest rate swaps	292	2,279
Cross currency interest rate swaps	—	3,358
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	225	—
Cross currency interest rate swaps	—	68
Total derivative instruments - short-term liabilities	517	5,705
Designated derivative instruments -long-term liabilities:
Interest rate swaps	40,058	44,006
Cross currency interest rate swaps	63,083	8,915
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,565	3,183
Cross currency interest rate swaps	1,973	386
Total derivative instruments - long-term liabilities	106,679	56,490

(in thousands of $)	2014	2013
Designated derivative instruments -long-term assets:
Interest rate swaps	710	6,565
Cross currency interest rate swaps	—	—
Non-designated derivative instruments -long-term assets:
Interest rate swaps	2,584	10,068
Cross currency interest rate swaps	—	—
Total derivative instruments - long-term assets	3,294	16,633

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2014, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$122,632 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$34,364 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$38,048 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$56,648 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$171,435 (reducing to $153,804)	April 2012	May 2019	6.00%
$170,200 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$44,333 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$108,375 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$55,250 (reducing to $35,063)	January 2017	January 2022	1.73% - 3.09%

*
These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

The interest rate swap with a notional principal of $108.4 million has an inception date of December 2016, and the interest rate swap with a notional principal of $55.3 million has an inception date of January, 2017. The total notional principal amount subject to swap agreements as at December 31, 2014, excluding those with inception dates in the future, was $1,094.1 million (2013: $1,188.0 million).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and the NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK600 million	US$105.4 million	October 2012	October 2017
NOK900 million	US$151.0 million	March 2014	March 2019

Apart from the NOK600 million and NOK900 million senior unsecured bonds due 2017 and 2019, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2014, and 2013, are as follows:

	2014	2014	2013	2013
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	73,656	73,656	76,925	76,925
Floating rate NOK bonds due 2014	—	—	71,854	72,032
Floating rate NOK bonds due 2017	76,487	75,210	92,483	93,752
Floating rate NOK bonds due 2019	119,277	108,542	—	—
3.75% unsecured convertible bonds due 2016	125,000	124,375	125,000	130,589
3.25% unsecured convertible bonds due 2018	350,000	335,563	350,000	359,307
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,294	3,294	16,633	16,633
Interest rate/ currency swap contracts – short-term payables	517	517	5,705	5,705
Interest rate/ currency swap contracts – long-term payables	106,679	106,679	56,490	56,490

The above short-term payables relating to interest rate/ currency swap contracts at December 31, 2014, include $0.2 million which relates to non-designated swap contracts (2013: $0.1 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2014, include $3.5 million which relates to non-designated swap contracts (2013: $3.6 million), with the balance relating to designated hedges. The above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2014, include $2.6 million which relates to non-designated swap contracts (2013: $10.1 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Accounting Policies: Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities as at December 31, 2014, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2014	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	73,656	49,913		23,743
Interest rate/ currency swap contracts - long-term receivables	3,294		3,294
Total assets	76,950	49,913	3,294	23,743
Liabilities:

Floating rate NOK bonds due 2017	75,210	75,210
Floating rate NOK bonds due 2019	108,542	108,542
3.75% unsecured convertible bonds due 2016	124,375	124,375
3.25% unsecured convertible bonds due 2018	335,563	335,563
Interest rate/ currency swap contracts – short-term payables	517		517
Interest rate/ currency swap contracts – long-term payables	106,679		106,679
Total liabilities	750,886	643,690	107,196	—

The above fair values of financial assets and liabilities as at December 31, 2013, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	76,925	56,379		20,546
Interest rate/ currency swap contracts – long-term receivables	16,633		16,633
Total assets	93,558	56,379	16,633	20,546
Liabilities:
Floating rate NOK bonds due 2014	72,032	72,032
Floating rate NOK bonds due 2017	93,752	93,752
3.75% unsecured convertible bonds due 2016	130,589	130,589
3.25% unsecured convertible bonds due 2018	359,307	359,307
Interest rate/ currency swap contracts – short-term payables	5,705		5,705
Interest rate/ currency swap contracts – long-term payables	56,490		56,490
Total liabilities	717,875	655,680	62,195	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Available for sale securities consist of (i) listed and unlisted corporate bonds and (ii) unlisted second lien interest-bearing loan notes. The fair value of the former consists of their aggregate market value as at the balance sheet date. The fair value of the latter is a Level 3 input and is determined from analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the notes, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The following table shows the changes in the fair values of the asset with Level 3 valuation during the year ended December 31, 2014:

(in thousands of $)	Unlisted Available for Sale Securities
Fair values - Level 3 inputs:
Balance as at December 31, 2013	20,546
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	3,197
Balance as at December 31, 2014	23,743

(a) The interest income of $3.2 million is recognized in the Consolidated Statement of Operations under "Interest income - other".
There were no changes to any of the above valuations during the year ended December 31, 2014, no related realized or unrealized gains or losses recognized in "Other Comprehensive Income" and no transfers of items between Level 3 and other valuation levels.

The estimated fair values for the floating rate NOK bonds due 2014, 2017 and 2019, and the 3.75% and 3.25% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, DNB and Credit Agricole Corporate and Investment Bank. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a significant proportion of our operating revenues. In the year ended December 31, 2014, Frontline accounted for 37% of our operating revenues (2013: 38%, 2012: 54%). There is thus a concentration of revenue risk with Frontline.